Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	RevenueShares Health Care Sector Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	RevenueShares Health Care Sector Fund (the “Fund”) seeks to outperform the total return performance of the S&P 500® Health Care Index, the Fund's benchmark index (the “Benchmark Index”).
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 27, 2015
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance.

Expense Exchange Traded Fund Commissions	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund's expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the RevenueShares Health Care Sector IndexTM (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the Benchmark Index according to the revenue earned by the companies in the Benchmark Index, subject to certain asset diversification requirements. The Underlying Index is rebalanced quarterly according to revenue weightings as of the previous quarter. The Underlying Index thus contains the same securities as the Benchmark Index, but in different proportions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in health care companies included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its netassets invested in these securities. The Fund defines health care companies as companies that are included in the Benchmark Index at the time of purchase. Health care companies include companies who manufacture health care equipment and supplies or provide health care related services, and companies primarily involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent that its Underlying Index is concentrated, meaning that it will invest more than 25% of its total assets in that industry or group of industries.

The Fund's intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration
Under normal circumstances, the Fund will invest at least 80% of its net assets in health care companies included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its netassets invested in these securities.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Investment Approach Risk The alternate weighting approach employed by the Underlying Index and the Fund, while designed to enhance potential returns compared to the Benchmark Index, may not produce the desired results. Using revenues as a weighting measure is no guarantee that the Underlying Index or the Fund will outperform the Benchmark Index, and may even cause the Underlying Index or the Fund to underperform the Benchmark Index.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund's investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund's portfolio will fall.

Market Trading Risk There can be no assurance that an active trading market for Shares will develop or be maintained. Although it is expected that Shares will be listed for trading on the NYSE Arca, Inc. (the “Exchange”), it is possible that an active trading market may not be maintained.

Premium/Discount Risk As an ETF, Shares generally trade in the secondary market on the Exchange at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund's net asset value (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation Risk The Fund's return may not match the return of the Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.

Concentration Risk The Fund will concentrate in industries to the same extent as its Underlying Index. The Fund may be adversely affected by the performance of the securities in a particular industry or group of industries and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in a particular industry or group of industries.

Non-Diversification Risk The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Health Care Sector Risk The health care sector may be affected by government regulations and government health care programs and increases or decreases in the cost of medical products and services. Companies in the health care sector are heavily dependent on patent protection. Health care companies are also subject to extensive litigation based on product liability and similar claims. Many new products are subject to approval of the Food and Drug Administration. Health care companies are also subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Health care companies may also be thinly capitalized and susceptible to product obsolescence.

Portfolio Turnover Risk Because the Fund is rebalanced quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund's total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Risk, Lose Money	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus
Non-Diversification Risk The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
Performance One Year or Less	rr_PerformanceOneYearOrLess	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
RevenueShares Health Care Sector Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.49%
1 Year	rr_ExpenseExampleYear01	$ 50
3 Years	rr_ExpenseExampleYear03	$ 203

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	RevenueShares ETF Trust (the “Trust”) and VTL Associates, LLC, the Fund's investment adviser (“VTL” or “Management”), have entered into a written fee waiver and expense reimbursement agreement pursuant to which VTL has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's expenses (excluding any taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding 0.49% of average daily net assets. This agreement will remain in effect and will be contractually binding through October 27, 2015. Acquired fund fees and expenses, if any, are not considered to be expenses of the Fund.